Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Cash and Cash Equivalents
NOTE 7. CASH AND CASH EQUIVALENTS

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
Cash on hand	285	420
Cash at bank	51,845,320	12,793,272
Restricted cash	465,000	—
Cash on deposit	8,282,586	13,528,355

	60,593,191	26,322,047

The above cash and cash equivalent are held in AUD, USD, and Euro. The interest rates on these deposits range from 0% to 0.4% in 2021 (0% to 1.03% in 2020).
Restricted cash
The cash and cash equivalents disclosed above and in the statement of cash flows include $465,000 which is advance payment from shareholder for Share Purchase Plan (SPP). These deposits are held by Boardroom Pty Ltd in trust for Immutep Limited, which will be transferred to Immutep bank account when SPP is completed in July 2021.The deposit is therefore not available for general use by any entity within the Group.